Income taxes (Details Textual) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Income Tax Explanatory [Line Items]
Current tax expense (income)	€ 5,370	€ 4,021	€ 2,999
Applicable tax rate	24.00%	(24.00%)	27.50%
Tax effect of foreign tax rates	€ 3,096	€ 1,882	€ 1,152
Exploration Production Segment [Member]
Disclosure of Income Tax Explanatory [Line Items]
Tax effect of foreign tax rates	3,014	1,811	1,211
In Italy [Member] | Italian subsidiaries [Member]
Disclosure of Income Tax Explanatory [Line Items]
Current tax expense (income)	€ 301	€ 712	€ 195